Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Disaggregation of Revenue

The following table provides information about revenue disaggregated by major sites of service:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Hospital	$6,712,240	$-	$12,076,119	$-
Physician office	1,098,449	10,963,174	1,870,100	26,930,195
Other	88,560	-	88,560	-
Revenue, net	$7,899,249	$10,963,174	$14,034,779	$26,930,195

The following table provides information about revenue disaggregated by major products categories:

	For the years ended
	December 31,
	2025	2024
VendajeAC	$44,045,014	$10,617,897
Amnio Wrap 2	3,348,726	58,783,096
Other	88,275	257,427
Revenue, net	$47,482,015	$69,658,420